Consideration payable	12 Months Ended
Jun. 30, 2023
Disclosure of contingent liabilities in business combination [abstract]
Consideration payable	Consideration payable
(i) Star Blue Inc

During the year ended June 30, 2023, the Company made payments of $2,834 (June 30, 2022 - $1,421), recognized accretion expense of $177 (June 30, 2022 - $684), and recognized a gain on change in fair value of $1,466 (June 30, 2022 - gain of $2,349).

The fair value of consideration payable as of June 30, 2023 in the amount of $1,894 (June 30, 2022 - $6,017) was determined using an effective tax rate of 26.22% (June 30, 2022 – 26.22%) and a discount rate of 4.9% (June 30, 2022 – 4.9%). The fair value of the consideration payable is dependent upon the Company’s share price, foreign exchange rates and Company’s ability to utilize the underlying tax losses as they become available in each reporting period.
(ii) Netfortris Corporation

As described in Note 20, additional consideration of up to $11,500 could be payable as part of the acquisition of NetFortris Corporation. During the year ended June 30, 2023, the Company made full and final payments of $5,500 (June 30, 2022 - $nil), recognized accretion expense of $258 (June 30, 2022 - $114), and recognized a gain on change in fair value of $1,509 (June 30, 2022 - loss of $95). The fair value of consideration payable as of June 30, 2023 in the amount of $nil (June 30, 2022 - $6,751).
The fair value of consideration payable as at June 30, 2023 is summarized below:

	Note	$
Opening balance, July 1, 2021		9,102
Additions through business combination	20	6,543
Payments		(1,421)
Accretion value of earn out		798
Gain on change in fair value		(2,254)
Ending balance, June 30, 2022		12,768
Payments		(8,334)
Accretion value of earn out	4	435
Gain on change in fair value		(2,975)
Ending balance, June 30, 2023		1,894

Consideration payable - Current		1,894
Consideration payable - Non-current		—
		1,894